Summary of Significant Accounting Policies - Depreciation Computed on Straight-Line Method Over Estimated Useful Lives (Detail)	12 Months Ended
Sep. 29, 2018
Software and Software Development Costs | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Software and Software Development Costs | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Attractions, Buildings and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Attractions, Buildings and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Life of lease or asset life if less